Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair value of assets and liabilities [abstract]
Deferred day one profit or loss reserve

Deferred day one profit or loss reserve
in EUR million	2025	2024
Opening balance at 1 January	-94	-90
DOP deferred on new transactions during the period	-37	-62
DOP recognised in the statement of profit or loss during the period:
–of which release	13	27
–of which amortisation and exchange differences	27	32
Closing balance at 31 December	-91	-94

Summary of valuation adjustment

Adjustments in fair value on financial assets and liabilities
in EUR million	2025	2024
Deferred Day One Profit or Loss	-91	-94
Own Credit Adjustments	-57	-17
Bid/Offer	-130	-130
Model Risk	-48	-33
CVA	-88	-123
DVA	43	50
CollVA	-11	-3
FVA	-82	-64
Other Valuation Adjustments	3	2
Total Valuation Adjustments	-462	-412

Methods applied in determining fair values of financial assets and liabilities	Financial instruments at fair value
The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	21,392	20,789	4	15	187	141	21,583	20,945
- Debt securities	6,492	7,485	2,793	4,596	1,934	3,505	11,219	15,586
- Derivatives	52	1	25,178	31,792	773	475	26,003	32,268
- Loans and receivables	0	0	65,811	62,168	8,542	6,614	74,352	68,782
	27,937	28,275	93,785	98,571	11,435	10,734	133,157	137,580
Financial assets at fair value through other comprehensive income
- Equity securities	2,301	2,292	0	0	307	270	2,607	2,562
- Debt securities	49,529	39,859	1,288	2,360	0	0	50,817	42,219
- Loans and receivables	0	0	3,238	1,608	0	0	3,238	1,608
	51,829	42,151	4,526	3,967	307	270	56,662	46,389
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,540	1,455	7,284	8,445	15	67	8,839	9,966
– Deposits	0	0	47,120	45,014	0	0	47,120	45,014
– Trading securities	2,534	3,631	11	12	9	10	2,554	3,653
– Derivatives	152	45	21,090	27,528	777	694	22,019	28,267
	4,226	5,131	75,505	80,998	802	770	80,532	86,900

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	2025	2024	2025	2024			2025	2024	2025	2024
At fair value through profit or loss
Debt securities	1,934	3,504	9	10	Price based	Price (%)	0%	0%	103%	120%
						Price (price per share)	201	327	412	520
					Present value techniques	Price (%)	n.a.	95.85%	n.a.	100%
Equity securities	187	141			Price based	Price (price per share)	0	0	5,475	5,475
Loans and advances	1,978	1,565	0	0	Price based	Price (%)	0%	0%	109%	107%
					Present value techniques	Credit spread (bps)	120	576	709	629
						Prepayment rate (%)	2%	2%	2%	100%
(Reverse) repos	6,563	5,050			Present value techniques	Interest rate (%)	n.a.	2%	n.a.	2%
Structured notes			15	67	Price based	Price (%)	96%	93%	103%	104%
					Option pricing model	Equity volatility (%)	18%	n.a.	22%	n.a.
						Equity/Equity correlation	0.7	0.7	0.8	0.7
						Equity/FX correlation	-0.6	n.a.	0.2	n.a.
						Dividend yield (%)	0.4%	n.a.	1.9%	n.a.
					Present value techniques	Prepayment rate (%)	n.a.	99.59%	n.a.	100.09%
Derivatives
– Rates	628	413	670	389	Option pricing model	Interest rate volatility (bps)	45	n.a.	91	n.a.
					Present value techniques	Reset spread (%)	1%	2%	1%	2%
– FX	2	6	4	8	Option pricing model	Implied volatility (%)	1.7%	2%	42%	15%
– Credit	134	39	48	241	Present value techniques	Credit spread (bps)	10	0	88	91
					Price based	Price (%)	0%	0%	100%	100%
– Equity	7	10	46	47	Option pricing model	Equity volatility (%)	13%	7%	75%	81%
						Equity/Equity correlation	0.0	0.0	1.0	1.0
						Equity/FX correlation	-0.7	-0.6	0.5	0.6
						Dividend yield (%)	0%	0%	51%	33%
– Other	2	6	10	9	Option pricing model	Commodity volatility (%)	20%	13.1%	76%	61%
						Com/FX correlation	-0.25	-0.40	-0.25	-0.25
					Price based	Price (commodity)	66	68	66	68
At fair value through other comprehensive income
– Equity	307	270			Present value techniques	Credit spread (bps)	5.15	5.67	5.15	5.76
						Interest rate (%)	2.5%	1.5%	2.5%	3.5%
						Payout ratio (%)	70%	70%	90%	90%
					Price based	Price (%)	n.a.	122%	n.a.	122%
						Price (price per share)	126	n.a	126	n.a
Total	11,742	11,005	802	770
[1]The abbreviation n.a. stands for not applicable or not available.

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

In EUR million	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	824	848	68	286	5,721	3,499	4,121	3,547	270	938	11,005	9,118
Realised gain/loss recognised in the statement of profit or loss during the period [1]	247	-175	63	-38	211	294	-798	-54			-278	28
Revaluation recognised in other comprehensive income during the period [2]									8	-3	8	-3
Purchase of assets	953	486	0	198	5,177	4,424	1,208	1,600	182	154	7,520	6,862
Sale of assets	-109	-111	0	-257	-1,765	-1,605	-1,160	-10	-163	-418	-3,197	-2,402
Maturity/settlement	-128	-140	0	-7	-166	-294	-763	-988	0	-20	-1,057	-1,449
Reclassifications	0	0	-1	0	18	0	0	0	10	0	28	0
Transfers into Level 3	316	370	0	0	824	615	0	30	0	0	1,139	1,014
Transfers out of Level 3	-974	-454	-9	-114	-2,389	-1,214	0	-3	0	-384	-3,372	-2,169
Exchange rate differences	-14	0	0	0	-6	5	-33	-2	0	9	-53	12
Changes in the composition of the group and other changes	0	0	0	0	0	-1	0	0	0	-5	0	-6
Closing balance	1,114	824	121	68	7,625	5,721	2,576	4,121	307	270	11,742	11,005
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 280 million (2024: EUR -41 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2]Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	637	382	67	301	67	47	770	729
Realised gain/loss recognised in the statement of profit or loss during the period[1]	81	-104	82	-98	-6	-5	157	-206
Additions	205	55	3	190	11	29	219	274
Redemptions	-74	-12	0	-209	0	0	-74	-222
Maturity/settlement	-160	-15	0	-7	-64	-4	-225	-26
Transfers into Level 3	19	364	0	0	19	34	38	399
Transfers out of Level 3	-72	-33	0	-111	-12	-34	-84	-179
Exchange rate differences	-1	0	0	0	0	0	-1	0
Closing balance	636	637	151	67	15	67	802	770
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 158 million (2024: EUR  -206 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments	The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	2025	2024	2025	2024
Equity (equity derivatives, structured notes)	20	21	-12	-20
Interest rates (Rates derivatives, FX derivatives)	1	5	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	12	2	-14	-27
Loans and advances	0	0	0	0
	33	28	-26	-47

Fair value of assets and liabilities at amortised cost	i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Financial Assets
Loans and advances to banks	21,204	21,770	3,053	3,195			14,722	15,614	3,366	2,957	21,141	21,766
Loans and advances to customers	727,733	683,611	18,231	18,291			12,782	18,626	678,392	630,493	709,405	667,410
Securities at amortised cost	53,867	50,273			47,722	42,871	2,381	2,908	2,692	2,523	52,796	48,303
	802,804	755,655	21,284	21,486	47,723	42,871	29,885	37,149	684,450	635,973	783,342	737,479

Financial liabilities
Deposits from banks	18,517	16,723	5,401	4,348			9,162	8,208	3,745	3,943	18,308	16,499
Customer deposits	721,373	691,661	620,999	582,387			82,665	61,916	17,433	46,984	721,097	691,287
Debt securities in issue	151,231	142,367			84,506	79,254	64,028	61,651	3,857	2,000	152,391	142,905
Subordinated loans	18,100	17,878			18,368	17,968	354	389			18,722	18,357
	909,221	868,630	626,401	586,735	102,874	97,221	156,208	132,164	25,035	52,927	910,519	869,048
1In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.